Loans and borrowings (restated) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Total loans and borrowings		R$ 727,463	R$ 989,763
Loans and borrowings in US$
Loans and borrowings
Total loans and borrowings		491,405	691,320
Loans and borrowings in R$
Loans and borrowings
Total loans and borrowings		236,058	298,443
Advance On Foreign Exchange Contract [Member] | Loans and borrowings in US$ | 2.28% p.a. to 4.86% p.a. | 2023
Loans and borrowings
Total loans and borrowings		R$ 0	96,386
Advance On Foreign Exchange Contract [Member] | Loans and borrowings in US$ | 2.28% p.a. to 4.86% p.a. | 2023 | Minimum
Loans and borrowings
Average interest rate per year (%)		2.28%
Advance On Foreign Exchange Contract [Member] | Loans and borrowings in US$ | 2.28% p.a. to 4.86% p.a. | 2023 | Maximum
Loans and borrowings
Average interest rate per year (%)		4.86%
Export Credit Note [Member] | Loans and borrowings in US$ | SOFR Overnight(a) + 2.33% p.a. | 2026
Loans and borrowings
Total loans and borrowings		R$ 110,648	142,658
Average interest rate per year (%)		2.33%
Loans and borrowings, interest rate basis	[1]	SOFR Overnight
Export Credit Note [Member] | Loans and borrowings in R$ | CDI(b) + 1.10% p.a. to 1.75% p.a. | 2023 to 2028
Loans and borrowings
Total loans and borrowings		R$ 236,058	298,443
Loans and borrowings, interest rate basis	[2]	CDI
Export Credit Note [Member] | Loans and borrowings in R$ | CDI(b) + 1.10% p.a. to 1.75% p.a. | 2023 to 2028 | Minimum
Loans and borrowings
Average interest rate per year (%)		1.10%
Export Credit Note [Member] | Loans and borrowings in R$ | CDI(b) + 1.10% p.a. to 1.75% p.a. | 2023 to 2028 | Maximum
Loans and borrowings
Average interest rate per year (%)		1.75%
Working Capital Loan [Member] | Loans and borrowings in US$ | 5.02% p.a. / SOFR Overnight(a) + 2.79% p.a. to 2.90% p.a. | 2026 to 2028
Loans and borrowings
Total loans and borrowings		R$ 380,757	R$ 452,276
Average interest rate per year (%)		5.02%
Loans and borrowings, interest rate basis	[1]	SOFR Overnight
Working Capital Loan [Member] | Loans and borrowings in US$ | 5.02% p.a. / SOFR Overnight(a) + 2.79% p.a. to 2.90% p.a. | 2026 to 2028 | Minimum
Loans and borrowings
Average interest rate per year (%)		2.79%
Working Capital Loan [Member] | Loans and borrowings in US$ | 5.02% p.a. / SOFR Overnight(a) + 2.79% p.a. to 2.90% p.a. | 2026 to 2028 | Maximum
Loans and borrowings
Average interest rate per year (%)		2.90%

[1]	SOFR Overnight means Secured Overnight Financing Rate.
[2]	CDI (certificado de depósito interbancário) interest rate is an average of interbank overnight rates in Brazil, average during the corresponding period.